Benefit plans (Details 2) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Benefit Plans
Cost	$ 284	$ 1,165	$ 402
Interest	2,144	2,578	4,178
Actuarial results - Other comprehensive results	1,447	2,037	(1,215)
Benefit plan charge	$ 3,875	$ 5,780	$ 3,365